Investment properties (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Investment properties
Revenues (Note 23)	$ 260,092	$ 261,990	$ 218,510
Direct operating costs	(75,345)	(82,390)	(73,615)
Development costs	(1,325)	(973)	(1,486)
Net realized gain for the year (i)	31,275	44,977	111,972
Net unrealized loss for the year (ii)	$ (381,866)	$ (227,567)	$ (2,643)